Advances from Third Parties	12 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 5 - Advances from Third Parties

During the year ended June 30, 2015, Vista View Ventures, Inc. advanced $121,805 to the Company for working capital. These advances are non-interest bearing and payable on demand. During the same period, the Company refinanced $121,805 of the advances into convertible notes payable with Vista View Ventures, Inc. As of June 30, 2015 and June 30, 2014, advances in the amount of $0 and $0, respectively, are included in current liabilities on the consolidated balance sheets. See Note 7.